Nature of Expenses - Schedule of General and Administrative Expenses (Details) - General and Administrative Expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	$ 13,239	$ 10,184	$ 8,995
Professional fees	3,780	6,706	7,180
Offices & facilities expenses	1,472	1,266	1,142
Public company expenses	1,439	2,701	4,025
Depreciation	1,043	737	734
IT Services	945	639	582
Board fees	388	366	394
Travel expenses	104	130	79
Other expenses	391	281	177
Total general and administrative expenses	$ 22,801	$ 23,010	$ 23,308